ANNUAL REPORT
================================================================================
                                      1997
                                      1997
                                      1997
                                      1997
                                      1997

                                                                Smith Barney
                                                                Municipal
                                                                Money Market
                                                                Fund, Inc.
                                                                ----------------
                                                                March 31, 1997

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

Smith Barney Municipal Money Market Fund, Inc.
==============================================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Municipal Money Market Fund, Inc. for the year ended March 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

As of March 31, 1997, the Municipal Money Market Fund's 7-day current yield was 2.86%. The Fund's 7-day effective yield -- which reflects compounding -- was 2.90%. This means that investors in the federal income tax bracket of 36% would have to earn a 4.53% taxable yield to match the tax-free income provided by the Fund. (According to the Internal Revenue Service, approximately 10% of U.S. taxpayers fall into the 36% federal income tax bracket.)

While the Smith Barney Municipal Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance this goal will be achieved. The U.S. government does not insure or guarantee an investment in the Smith Barney Municipal Money Market Fund.

Market and Economic Overview

The U.S. economy continues to grow strongly with relatively low inflation. Gross Domestic Product (GDP), a key economic indicator that measures the total output of U.S. goods and services, grew at an annual rate of 3.8% for the fourth quarter 1996 and 3.4% for all of 1996. In comparison, GDP grew at a meager 0.3% for the same period in 1995 and at a rate of 1.3% for all of 1995. Moreover, recently released reports suggest the U.S. economy has continued to expand in early 1997. For example, some recent government reports indicated brisk U.S. employment growth for the first quarter of 1997, and a decline in the unemployment rate to roughly 5.30%, the lowest rate in years. In addition, this job growth has been accompanied by strong retail sales and upbeat consumer confidence surveys. Given the current favorable economic data, we anticipate first quarter 1997 GDP to grow at an annual rate of 4% to 4.25%.

However, despite the apparent economic expansion, inflationary pressures have remained relatively benign. In our opinion, declining health care costs, deregulation in certain industries, and increased global competition have helped to keep inflation in check. Nevertheless, Federal Reserve Board ("Fed") Chairman Alan Greenspan has continued to voice concerns about higher inflation that could result from an overheated U.S. economy. In response to this steady stream of positive economic reports, the Fed raised the federal funds rate by 25 basis points, or 0.25%, to 5.50% in March of this year. (The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.) This increase in short-term interest rates is the first Fed action since January 1996. Although this move was widely expected by many investors, it remains to be seen whether this is a one-time action, or the first in a series of preemptive moves by the Fed to ward off inflationary pressures.

Tax-Exempt Money Market Overview

The recent rise in short-term interest rates, coupled with seasonal redemptions, tends to depress the prices of tax-exempt money market instruments and therefore drive up their yields. We expect tax-exempt money market rates to become more attractive relative to taxable money market instruments on an after-tax basis over the near term.

For most state and local governments, June signals the end of the current fiscal year. During the reporting period, a strong national economy and failure to enact the federal balanced budget amendment have been beneficial for most state finances. New job creation and increased labor productivity have helped push state tax collections above most budget revenue estimates. In early March of 1997, the proposed federal balanced budget amendment fell short of the two-thirds congressional majority vote required to become a constitutional amendment. Many state and local officials feared that passage of this amendment would put pressure on federal grants earmarked for state and local governments.

Investment Strategy

The Smith Barney Municipal Money Market Fund seeks to provide investors with income exempt from federal income tax by investing in a portfolio of high quality, short-term municipal obligations selected for liquidity and stability of principal. We have slightly shortened the Fund's average weighted maturity to approximately 40 to 45 days to reflect our more neutral stance on the market. In addition, we positioned the Fund to take into account seasonal tax redemptions and possible further Fed tightenings of monetary policy.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon                                  /s/ Joseph Benevento

Heath B. McLendon                                      Joseph Benevento
Chairman                                               Vice President


/s/ Lawrence T. McDermott

Lawrence T. McDermott
Vice President

April 21, 1997

--------------------------------------------------------------------------------
Schedule of Investments                                           March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Alabama -- 1.2%
   $11,670,000    VMIG 1* Birmingham Baptist Medical Center Special Care Facilities
                            Finance Authority Revenue (Senior Living
                            Communities Inc. Project A) 3.50%(b)                             $ 11,670,000
     5,480,000    VMIG 1* Birmingham Baptist Medical Center Medical Clinic Board
                            (Western Medical Systems Project Series A) 3.50%(b)                 5,480,000
     1,500,000    NR++    Cintronelle IDB PCR Refunding (Akzo Chemicals Inc. Project)
                            3.50%(b)                                                            1,500,000
     1,250,000    NR++    Cullman IDB IDR (Pressac Project) 3.70%(b)                            1,250,000
     5,000,000    A-1     Huntsville IDB IDR (Hitachi Seiki USA Project) 3.78%(a)(b)            5,000,000
     1,000,000    NR++    Huntsville Madison County Airport Authority IDR
                            (Molex Project) 3.55%(a)(b)                                         1,000,000
     1,900,000    A-1+    Mcintosh IDB PCR (Ciba-Geigy Corp. Project) 3.75%(b)                  1,900,000
     1,000,000    NR++    Mobile County (M&T Chemicals Project)
                            Series 1984 3.525%(b)                                               1,000,000
                          Montgomery BMC Special Care Facilities Financing Authority
                            Revenue (VHA Alabama Inc. Cap) AMBAC-Insured:
     3,175,000    A-1         Series C3.45%(b)                                                  3,175,000
     9,000,000    A-1         Series F 3.45%(b)                                                 9,000,000
     5,500,000    P-1*    Montgomery County Industrial Building Revenue
                            (Conn Fineblanking Corp. Project) 3.65%(a)(b)                       5,500,000
     7,300,000    P-1*    Phoenix County IDB Environmental Improvement Revenue
                            (Mead Coated Board Project) TECP 3.40% due 4/23/97(a)               7,300,000
     2,700,000    A-1     Prattville IDB IDR (Merchant Realty Co) 3.65%(a)(b)                   2,700,000
    13,000,000    A-1+    Tuscaloosa County IDA Solid Waste Disposal Revenue
                            (Tuscaloosa Steel Corp. Project) 3.50%(a)(b)                       13,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               69,475,000
---------------------------------------------------------------------------------------------------------
Alaska -- 0.5%
                          Alaska State Housing Finance Corp.:
    11,055,000    VMIG 1*   AMBAC-Insured PART 3.55%(b)                                        11,055,000
     4,700,000    A-1+      Series C 3.50%(b)                                                   4,700,000
    12,000,000    SP-1+   Anchorage TAN 4.00% due 12/17/97                                     12,038,743
---------------------------------------------------------------------------------------------------------
                                                                                               27,793,743
---------------------------------------------------------------------------------------------------------
Arkansas -- 1.6%
     5,200,000    A-1+    Arkansas State Development Finance Authority Health
                            Care Facilities Revenue  (Sisters of Mercy
                            Health Systems Inc.) Series B 3.45%(b)                              5,200,000
     2,650,000    NR++    Atkins IDR (Green Bay Foods Project) 3.55%(a)(b)                      2,650,000
     3,300,000    VMIG 1* Fayetteville IDR (Amcast Industrial Corp.) 3.65%(a)(b)                3,300,000
                          Little River County Solid Waste Disposal Revenue
                            Nekoosa Papers Project:
    20,450,000    VMIG 1*     3.55%(a)(b)                                                      20,450,000
    35,000,000    P-1*        Series A 3.55%(a)(b)                                             35,000,000

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Arkansas -- 1.6% (continued)
   $10,650,000    A-1+    Little Rock Health Facilities Board Hospital Revenue
                            (Southwest Hospital) FGIC-Insured 3.35%(b)                       $ 10,650,000
     6,000,000    NR++    Searcy IDR (Kohler Project) Series 88 3.55%(a)(b)                     6,000,000
     1,000,000    NR++    Sheridan IDR (Kohler Project) 3.50%(b)                                1,000,000
     3,550,000    A-1+    Warren Solid Waste Disposal Revenue (Potlatch Corp.
                            Project) 3.55%(a)(b)                                                3,550,000
---------------------------------------------------------------------------------------------------------
                                                                                               87,800,000
---------------------------------------------------------------------------------------------------------
Arizona -- 3.3%
                          Apache County IDA PCR Tucson Electric Power Co:
    15,000,000    A-1       Series 81A 3.50%(b)                                                15,000,000
     8,000,000    A-1       Series 83B 3.45%(b)                                                 8,000,000
                          Apache County IDA Tucson Electric Power Co.:
     6,700,000    A-1+      Series 83A 3.50%(b)                                                 6,700,000
    10,150,000    A-1       Series 83C 3.45%(b)                                                10,150,000
    22,800,000    VMIG 1* Arizona Education Loan Corp. Education Loan Revenue
                            Series A 3.55%(a)(b)                                               22,800,000
     8,150,000    A-1     Maricopa County PCR (Southern California Ed Paloverdi)
                            TECP Series F 3.45% due 5/15/97                                     8,150,000
     1,600,000    VMIG 1* City Of Mesa Muni Development Corp TECP
                            3.55% due 5/30/97                                                   1,600,000
     4,000,000    VMIG 1* Phoenix Civic Improvement Corp. Revenue (Apartment
                            Improvements) 3.50%(a)(b)                                           4,000,000
     9,500,000    VMIG 1* Phoenix GO Series 16A PART 3.55%(b)                                   9,500,000
     4,200,000    A-1     Phoenix IDA Multi-Family Housing Revenue (Southwest
                            Villages Project A) 3.45%(b)                                        4,200,000
                          Pima County IDA Industrial Revenue:
    21,900,000    A-1+      Tucson Electric (Irvington) Series A 3.45%(b)                      21,900,000
    43,700,000    A-1+      Tuscon Electric Series A 3.50%(b)                                  43,700,000
    17,350,000    A-1+      Tucson Electric Series A 3.50%(b)                                  17,350,000
     1,900,000    P-1*    Tempe Arizona IDA Multi-Family Revenue (Schreiber
                            Foods Inc. Project) 4.00%(a)(b)                                     1,900,000
     4,400,000    A-1     Tempe IDA IDR (Elliot's Crossing Apartments Project)
                            3.45%(b)                                                            4,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              179,350,000
---------------------------------------------------------------------------------------------------------
California -- 4.1%
    10,100,000    SP-1+   Antioch USD TRAN 4.50% due 7/1/97                                    10,116,488
     8,800,000    A-1     California Alternative Energy (Modesto Energy Project)
                            3.40%(b)                                                            8,800,000
     8,100,000    A-1+    California Alternative Energy Source Financing Authority
                            Cogeneration (GE Cap Corp.-Arroyo) Series A
                          3.25%(a)(b) 8,100,000 California Higher Education Loan
                          Authority Inc.:
    25,500,000    A-1+    Series C  3.55%(a)(b)                                                25,500,000
     9,000,000    VMIG 1* Series E-5 3.75% due 6/1/97(a)(c)                                     9,000,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
California -- 4.1% (continued)
                          California PCFA:
                            PCR Refunding (Pacific Gas & Electric):
   $12,000,000    A-1+        Series A 3.35%(a)(b)                                            $12,000,000
     3,700,000    A-1+        Series C 3.55%(b)                                                 3,700,000
     1,400,000    A-1+      Solid Waste Disposal Revenue (Shell Oil Co.
                              Martinez Project) Series A 3.55%(a)(b)                            1,400,000
    10,000,000    SP-1+   California School Cash Reserve Program Authority
                            Pool-Series A 4.75% due 7/2/97                                     10,021,837
    15,025,000    SP-1+   California State RAN Series A 4.50% due 6/30/97                      15,043,882
    40,000,000    SP-1+   California Statewide Communities Development Authority
                            Revenue TRAN Series A 4.75% due 6/30/97                            40,071,666
     9,300,000    A-1     Chula Vista IDR (San Diego Gas & Electric Co)
                            Series B 3.45%(a)(b)                                                9,300,000
     4,200,000    SP-1+   Colton  USD TRAN 4.25% due 6/30/97                                    4,204,289
     8,000,000    SP-1+   Conejo Valley USD TRAN 4.50% due 7/2/97                               8,013,588
     1,000,000    MIG 1*  Contra Costa Community College District TRAN
                            4.50% due 6/30/97                                                   1,002,230
     9,000,000    SP-1+   Fremont California Union High School District Santa
                            Clara County TRAN 4.50% due 7/1/97                                  9,014,693
     1,400,000    VMIG 1* Irvine California Public Facilities and
                            Infrastructure Authority Lease Revenue
                            (Capital Improvement Project) 3.30%(b)                              1,400,000
    10,000,000    SP-1+   Los Angeles County Educational Pooled TRAN Series A
                            4.75% due 6/30/97                                                  10,021,363
     3,600,000    SP-1+   Moreland Elementary School District TRAN
                            4.50% due 7/1/97                                                    3,605,877
     1,200,000    A-1+    Oakland Revenue (Childrens Hospital Medical Center)
                            Series B 3.25%(b)                                                   1,200,000
     3,000,000    AAA     Orange County Recovery COP MBIA-Insured Series A
                            4.25% due 7/1/97                                                    3,001,066
     5,000,000    SP-1+   Pittsburg USD TRAN 4.50% due 7/1/97                                   5,008,162
     7,000,000    SP-1+   Riverside County School Financing Authority
                          School District BAN 4.625% due 7/17/97                                7,011,324
     3,700,000    SP-1+   San Bernadino Community College District TRAN
                            4.25% due 6/30/97                                                   3,703,952
     6,600,000    SP-1+   San Diego Community College District TRAN
                            4.50% due 6/30/97                                                   6,607,788
     6,000,000    SP-1+   Ventura County Community College District TRAN
                            4.25% due 6/30/97                                                   6,007,557
     3,320,000    A-1+    Woodland Multi-Family Housing Mortgage Revenue
                            (Crossroads) Series A 3.20% (b)                                     3,320,000
---------------------------------------------------------------------------------------------------------
                                                                                              226,175,762
---------------------------------------------------------------------------------------------------------
Colorado -- 0.7%
     1,700,000    VMIG 1* Colorado Health Facilites Authority Revenue (Health
                            Facility National Benevolent) Series A 3.50%(b)                     1,700,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Colorado -- 0.7% (continued)
   $ 6,600,000    NR++    Colorado HFA Economic Development Revenue
                            (Celestial Seasonings) 3.60%(a)(b)                                 $6,600,000
     4,700,000    NR++    Colorado Postsecondary EFA Revenue (Regis Jesuit High
                            School Project) 3.55%(b)                                            4,700,000
     6,200,000    SP-1+   Colorado State General Fund Revenue TRAN Series A
                            4.50% due 6/27/97                                                   6,213,820
     7,000,000    A-1+    Denver City & County Airport Revenue PART
                            MBIA-Insured 3.55%(b)                                               7,000,000
                          Denver City and County Multi-Family Housing Revenue:
     5,000,000    A-1       Regency Park Project Series B  3.75%(b)                             5,000,000
     1,000,000    A-1+      Season Apartments Project  3.55%(b)                                 1,000,000
     5,000,000    A-1+    Smith Creek Metropolitan District Revenue 3.40%(b)                    5,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               37,213,820
---------------------------------------------------------------------------------------------------------
Connecticut -- 0.9%
    13,560,000    NR++    Connecticut State Rites PART 3.60% due 4/7/97(c)                     13,560,000
                          Mashantucket Pequot Tribe TECP:
    22,200,000    A-1+    3.50% due 4/10/97                                                    22,200,000
    11,800,000    A-1+    3.50% due 4/30/97                                                    11,800,000
---------------------------------------------------------------------------------------------------------
                                                                                               47,560,000
---------------------------------------------------------------------------------------------------------
Delaware -- 3.8%
                          Delaware State Economic Development Authority
                            MBIA-Insured (Hospital Billing Collection Service):
    94,500,000    A-1+        Series A 3.50%(b)                                                94,500,000
    27,400,000    A-1+        Series B 3.50%(b)                                                27,400,000
    71,900,000    A-1+        Series C 3.50%(b)                                                71,900,000
    14,900,000    A-1+    Eagle Tax-Exempt PART (Delaware State Housing)
                            MBIA-Insured 3.80% due 3/1/98(c)                                   14,900,000
---------------------------------------------------------------------------------------------------------
                                                                                              208,700,000
---------------------------------------------------------------------------------------------------------
District of Columbia -- 0.1%
     5,120,000    VMIG 1* District of Columbia GO Refunding PART
                            Series B-1 FGIC Insured 3.80%(b)                                    5,120,000
---------------------------------------------------------------------------------------------------------
Florida -- 3.0%
                          Broward County HFA Multi-Family Housing Revenue:
       400,000    A-1       Margate Investments Project 3.55%(b)                                  400,000
     3,000,000    VMIG 1*   Welleby Apartments Project 3.45%(b)                                 3,000,000
                          Eagle Tax-Exempt PART:
    13,100,000    A-1+      Florida Board of Education 3.65% due 6/1/97(c)                     13,100,000
    14,830,000    A-1+      Orange County Florida Housing 3.80% due 3/1/98(c)                  14,830,000
     7,930,000    VMIG 1* Eustis Health Facilities Authority Revenue
                            (Waterman Medical Center) 3.45%(b)                                  7,930,000
     9,000,000    A-1+    Florida HFA PART 3.65%(a)(b)                                          9,000,000
     3,400,000    A-1+    Florida Housing Finance Agency Multi-Family Housing
                            (Series II-J Ashley Lake Apartments) 3.55%(a)(b)                    3,400,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------



       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Florida -- 3.0% (continued)
   $ 3,730,000    A-1     Florida Local Government Community Association of
                            Counties TECP 3.00% due 4/11/97                                   $ 3,730,000
                          Florida Muni Power Agency Series A TECP:
     5,020,000    A-1       2.90% due 4/1/97                                                    5,020,000
     2,800,000    A-1       3.40% due 5/8/97                                                    2,800,000
     1,500,000    NR++    Hendry County IDA IDR (Savannah Foods &
                            Industry Project) 3.80%(a)(b)                                       1,500,000
    10,000,000    A-1     Jacksonville TECP 3.45% due 05/13/97                                 10,000,000
     1,000,000    A-1     Jacksonville PCR TECP (Florida Power & Light) 3.50%
                            due 5/14/97                                                           999,939
    20,700,000    A-1     Orange County HFA Revenue Refunding Series 1985
                            TECP (Pooled Hospital Loan Program) MBIA-Insured
                            3.40% due 4/21/97                                                  20,700,000
     5,000,000    A-1+    Palm Beach County Health Facilities Authority
                             (Pooled Hospital Loan Program) TECP MBIA-Insured
                             3.40% due 5/8/97                                                   5,000,000
     2,200,000    VMIG 1* Pasco County HFA Multi-Family Revenue
                            (Carlton Arms Magnolia) 3.52%(b)                                    2,200,000
     1,665,000    A-1+    Pinellas County HFA Single-Family Mortgage Revenue
                            PART 3.60%(a)(b)                                                    1,665,000
     3,000,000      A-1+  Pinellas County Educational Facilities Authority Revenue
                            Refunding TECP (Pooled Independent Higher Education)
                            MBIA-Insured 3.35% due 4/22/97                                      3,000,000
     2,350,000    NR++    Pinellas County Industrial Council IDR (Molex ETC Inc.
                            Project) 3.55%(a)(b)                                                2,350,000
     5,100,000    A-1+    St. Lucie County PCR (Florida Power & Light Co. Project)
                            3.65%(b)                                                            5,100,000
                          Sunshine State Government Finance Series 1986 TECP:
     6,000,000    VMIG 1*   3.35% due 5/6/97                                                    6,000,000
     7,000,000    VMIG 1*   3.55% due 5/14/97                                                   7,000,000
    20,900,000    A-1+    Tampa Occupational License Tax Series A
                              FGIC-Insured 3.50%(b)                                            20,900,000
                              West Orange Memorial Hospital TECP:
     2,500,000    VMIG 1*   3.40% due 4/24/97                                                   2,500,000
     4,700,000    VMIG 1*   3.50% due 5/27/97                                                   4,700,000
     5,100,000    VMIG 1*   3.45% due 5/28/97                                                   5,100,000
---------------------------------------------------------------------------------------------------------
                                                                                              161,924,939
---------------------------------------------------------------------------------------------------------
Georgia -- 1.7%
     2,000,000    VMIG 1* Athens-Clarke County Industrial Development Authority IDR
                            (Nakanishi Manufacturing Project) 3.775%(a)(b)                      2,000,000
     1,000,000    A-1     Clayton County Housing Authority Multi-Family Housing
                            Revenue FSA-Insured (Georgia Rainwood Development)
                            3.42%(b)                                                            1,000,000
     1,500,000    NR++    Cobb County IDA IDR (RLR Industries Inc. Project) 3.55%(b)            1,500,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Georgia -- 1.7% (continued)
   $ 4,055,000    NR++    Cobb County Multi-Family Housing (Williamstown
                            Apartment Project) 3.55%(a)(b)                                    $ 4,055,000
     7,310,000    A-1     DeKalb County Development Authority PCR (General
                            Motors Corp. Project) 3.65%(b)                                      7,310,000
     3,200,000    NR++    Dodge County Industrial Development Authority
                            (Sylvan Hardwoods LLC Project) 3.55%(b)                             3,200,000
    15,200,000    A-1+    Eagle Tax-Exempt PART (Georgia GO) 3.65% due 2/12/98(c)              15,200,000
    10,400,000    A-1     Fulco Hospital Authority Anticipation Certificates
                            (St. Josephs Hospital) TECP 3.50% due 5/27/97                      10,400,000
                          Georgia State GO:
     6,745,000    NR+       3.70% due 10/30/97(c)                                               6,745,000
     4,835,000    VMIG 1*   Series 93C PART 3.70%(b)                                            4,835,000
     5,000,000    NR++    Harralson County Development IDR (Gold Kist Project)
                            3.55%(a)(b)                                                         5,000,000
     2,900,000    NR++    Jackson County IDA IDR (Snider Tire Inc. Project)
                            3.55%(a)(b)                                                         2,900,000
     4,900,000    A-1+    Marietta Housing Authority Multi-Family Revenue Refunding
                            (Concepts 21 Apartments) 3.50%(b)                                   4,900,000
     5,000,000    A-1+    Municipal Electricity Authority Special Obligation PART
                            MBIA-Insured  3.55%(b)                                              5,000,000
     3,200,000    NR++    Pike County IDA IDR (Thomaston Mills Inc. Project)
                            3.55%(a)(b)                                                         3,200,000
     3,000,000    NR++    Richmond County Development Authority Revenue
                            (General Signal) 3.50%(b)                                           3,000,000
     3,500,000    NR++    Smyrna Housing Authority Multi-Family Housing Revenue
                            (Walton Grove Project) 3.55%(a)(b)                                  3,500,000
     4,700,000    A-1+    Thomaston-Upson County IDA Revenue (De Ster Production
                            Corp.) Series A 3.85%(a)(b)                                         4,700,000
                          Tift County IDA IDR (Queen Carpet Corp. Project):
     3,000,000    NR++      Series A 3.55%(a)(b)                                                3,000,000
     1,500,000    NR++      Series B 3.50%(b)                                                   1,500,000
     1,350,000    NR++    Villa Rica Development Authority IDR (Lowes Home
                            Centers Inc. Project) 3.50%(b)                                      1,350,000
     1,200,000    NR++    Winder-Barrow Industrial Building Authority IDR
                            (Southeastern Metal Inc. Project) 3.55%(a)(b)                       1,200,000
---------------------------------------------------------------------------------------------------------
                                                                                               95,495,000
---------------------------------------------------------------------------------------------------------
Hawaii -- 0.6%
                          Hawaii State GO FGIC-Insured:
     7,750,000    VMIG 1*   Series A PART 3.55% due 6/16/97(c)                                  7,750,000
     8,245,000    VMIG 1*   Series B PART 3.55% due 6/16/97(c)                                  8,245,000
     5,275,000    VMIG 1*   Series CM PART 3.80% due 1/14/98(c)                                 5,275,000
     5,500,000    VMIG 1* Hawaii State Department of Budget and Finance Special
                            Purpose Mortgage Revenue (Ewa Plain Water Development)
                            4.05% due 10/1/97(c)                                                5,501,581


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Hawaii -- 0.6% (continued)
                          Hawaii State Housing Finance & Development Corporation
                            Revenue:
   $ 3,200,000    VMIG 1*     Affordable Rental Housing Program A 3.70%(b)                    $ 3,200,000
     3,740,000    NR+         Single-Family Housing TOB 3.65%(a)(b)                             3,740,000
---------------------------------------------------------------------------------------------------------
                                                                                               33,711,581
---------------------------------------------------------------------------------------------------------
Idaho -- 0.5%
    22,700,000    A-1+    Cluster County PCR (Amoco Oil) 3.65% due 4/1/97(c)                   22,700,000
     4,500,000    NR++    Twin Falls IDR (Individual-Longview Fibre Co. Project)
                            3.65%(b)                                                            4,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               27,200,000
---------------------------------------------------------------------------------------------------------
Illinois -- 5.3%
    10,800,000    A-1+    Bolingbrook Multi-Family Revenue Housing Redevelopment
                            (Amberton Apartments) 3.55%(a)(b)                                  10,800,000
    15,660,000    A-1+    Central Lake Community Joint Action Water Agency Interim
                            Water Revenue PART FGIC-Insured Series SG-11 3.50%(b)              15,660,000
                          Chicago PART AMBAC-Insured:
    13,280,000    A-1+      Series 1995 3.55%(b)                                               13,280,000
     3,045,000    A-1+      Series 1996 3.65%(b)                                                3,045,000
    20,000,000    A-1+    Chicago Tender Notes Series 1995 3.55% due 1/31/98                   20,000,000
     7,400,000    A-1+    Chicago Gas Supply Revenue (Peoples Gas Light & Coke Co.)
                            93B 3.70% due 12/1/97(a)(c)                                         7,400,000
                          Chicago O'Hare International Airport Revenue General Airport:
    11,500,000    A-1+      2nd Lien-A 3.55%(a)(b)                                             11,500,000
     4,400,000    A-1+      2nd Lien-B 3.55%(a)(b)                                              4,400,000
    14,200,000    A-1+    Chicago O'Hare International Airport Revenue
                            Second Lien-B 3.55%(a)(b)                                          14,200,000
    10,500,000    SP-1+   Chicago Park District Capital Improvement
                            4.70% due 9/30/97                                                  10,540,386
     8,235,000    A-1+    Cook County PART MBIA-Insured 3.55%(b)                                8,235,000
     4,700,000    NR+     Dupage Water Series 93 TOB 3.56%(b)                                   4,700,000
     9,500,000    A-1+    Illinois Education (University Of Chicago) PART 3.56%(b)              9,500,000
    14,200,000    A-1+    Eagle Tax-Exempt PART (Illinois GO) FGIC-Insured
                            3.50% due 1/1/98(c)                                                14,200,000
                          Illinois Development Finance Authority Economic
                            Development Revenue:
     1,000,000    NR++        Molex Inc. Project 3.50%(b)                                       1,000,000
       950,000    NR++        Series C 3.60%(b)                                                   950,000
     5,505,000    VMIG 1* Illinois Development Finance Authority IDR (Alcan-Toyo
                            America Project) 3.70%(a)(b)                                        5,505,000
                          Illinois Development Finance Authority PCR
                            (Illinois Power Co):
    18,000,000    A-1         Con Ed Co. Project Series B AMBAC-Insured 3.50%(b)               18,000,000
     2,700,000    A-1+        Series 1993B  3.50%(b)                                            2,700,000
    14,600,000    A-1+        Series 1993C TECP 3.55% due 4/23/97                              14,600,000
     2,000,000    A-1+        Series 1994C 3.45%(b)                                             2,000,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Illinois -- 5.3% (continued)
                          Illinois Development Finance Authority Revenue:
   $ 3,000,000    A-1+      Harris Pavilion (Residential Rental) 3.55%(a)(b)                  $ 3,000,000
     5,100,000    A-1+      Safety Education-Foundation 3.45%(b)                                5,100,000
    14,400,000    A-1+    Illinois HDA Residential Mortgage Revenue PART
                            AMBAC-Insured 3.65%(a)(b)                                          14,400,000
                          Illinois Health Facilities Authority Revenue:
     1,300,000    A-1+      Alexian Bros TECP MBIA-Insured 3.40% due 4/24/97                    1,300,000
     6,900,000    A-1+      Decatur Memorial Hospital Project Series A
                              MBIA-Insured 3.50%(b)                                             6,900,000
     2,000,000    VMIG 1*   Gottlieb Health Resource Inc. 3.50%(b)                              2,000,000
     6,600,000    A-1+      Swedish Covenant Hospital Project AMBAC-Insured
                              3.50%(b)                                                          6,600,000
    12,500,000    VMIG 1*   University of Chicago TECP 3.55% due 6/30/97                       12,500,000
                          Illinois State GO:
     1,500,000    NR+       3.25% due 8/1/97                                                    1,497,713
    10,000,000    NR+       5.25% due 10/1/97                                                  10,098,185
     3,255,000    A-1+    Illinois State Sales Tax Revenue PART FSA-Insured 3.50%(b)            3,255,000
     2,940,000    VMIG 1* Illinois Student Assistance Community Student Loan
                            Revenue 3.50%(a)(b)                                                 2,940,000
     3,300,000    A-1+    Lockport IDR (Panduit Corp. Project) 3.55%(a)(b)                      3,300,000
     2,000,000    A-1+    Oswego IDR (Griffith Laboratories Project) 3.60%(a)(b)                2,000,000
     4,000,000    NR++    Paris IDR (Simonton Building Products Inc.) 3.55%(a)(b)               4,000,000
    15,735,000    A-1+    Regional Transportation Authority PART FGIC-Insured
                            3.50%(b)                                                           15,735,000
     3,000,000    VMIG 1* St. Charles County IDA Industrial Revenue 3.50%(b)                    3,000,000
     3,000,000    A-1+    University of Illinois Revenue PART FGIC-Insured 3.50%(b)             3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              292,841,284
---------------------------------------------------------------------------------------------------------
Iowa -- 0.4%
     1,500,000    NR++     Cedar Rapids IDR Refunding (McKesson Corp. Project)
                            3.50%(b)                                                            1,500,000
                          Iowa Housing Finance Authority:
     3,000,000    P-1*      IDR (Sauer-Sundstrand Co. Project)  3.60%(a)(b)                     3,000,000
     7,500,000    A-1+      Series A 3.30%(b)                                                   7,500,000
    10,000,000    SP-1+   Iowa School Corps Cerificates  Series A 4.75% due 6/27/97            10,018,330
     2,400,000    A-1     Louisa County PCR (Iowa-Illinois Gas & Electric Co. Project)
                            Series 1987 3.45%(b)                                                2,400,000
---------------------------------------------------------------------------------------------------------
                                                                                               24,418,330
---------------------------------------------------------------------------------------------------------
Indiana -- 1.3%
     4,100,000    A-1+    Allen County Economic Development Revenue
                            (Mattel Project) 3.70%(a)(b)                                        4,100,000
     1,785,000    NR++    Bluffton Economic Development Revenue (Snider Tire Inc.
                            Project) 3.55%(b)                                                   1,785,000
     4,300,000    P-1*    Frankfort Indiana Economic Development Revenue (General
                            Seating of America Project) 4.00%(a)(b)                             4,300,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Indiana -- 1.3% (continued)
   $20,000,000    SP-1+   Hammond LOC Public Improvement Bond Bank 4.20%
                            due 1/8/98                                                       $ 20,074,374
    10,000,000    A-1+    Indiana Development Finance Authority Solid Waste TECP
                            3.40% due 5/7/97(a)                                                10,000,000
                          Indiana Local Public Bond Bank:
     6,200,000    SP-1      Series F 4.125% due 7/10/97                                         6,209,896
     2,175,000    SP-1      Series H 4.125% due 7/10/97                                         2,178,471
    11,000,000    SP-1    Indiana Secondary Market Educational Loans Inc. Education
                            Loan Revenue Series B AMBAC-Insured 3.50%(a)(b)                    11,000,000
     5,300,000    A-1+    Indiana State Development Finance Authority IDR (Red Gold
                            Inc. Project) AMBAC-Insured 3.50%(a)(b)                             5,300,000
     3,600,000    A-1+    Ossian Economic Development Revenue (Walbro Auto
                            Corporation Project) 3.65%(a)(b)                                    3,600,000
     1,300,000    NR++    Plymouth IDR (Dean Foods Co. Project) 3.50%(b)                        1,300,000
     1,255,000    VMIG 1* Richmond Economic Development Revenue (Beverly
                            Enterprises Indiana) 3.50%(b)                                       1,255,000
---------------------------------------------------------------------------------------------------------
                                                                                               71,102,741
---------------------------------------------------------------------------------------------------------
Kansas -- 0.5%
     3,400,000    NR++    Fredonia Revenue Exempt Facilities (Systech Enrvironmental)
                            3.75%(a)(b)                                                         3,400,000
    14,000,000    NR++    Sedwick County Airport Facility Revenue (Flight Safety
                            International Inc. Project) 3.55%(a)(b)                            14,000,000
                          Wichita Airport Authority Airport Facilities Revenue
                            (Flight Safety International Project):
     1,750,000    NR++        3.50%(b)                                                          1,750,000
     6,170,000    NR++        3.55%(a)(b)                                                       6,170,000
     1,000,000    AAA     Wyandotte County Capital Improvement Corp Certificate
                            Participation (Criminal Justice Complex Project)
                            FGIC-Insured (Pre-Refunded -- Escrowed with
                            U.S. Government Securities to 9/1/97 Call @ 102)
                            7.875% due 9/1/07                                                   1,031,000
---------------------------------------------------------------------------------------------------------
                                                                                               26,351,000
---------------------------------------------------------------------------------------------------------
Kentucky -- 0.9%
     3,250,000    NR++    Calvert City PCR (BOC Group Inc. Project) 3.50%(b)                    3,250,000
    20,760,000    VMIG 1* Clipper Kentucky Tax-Exempt PART 3.56%(b)                            20,760,000
                          Hancock County IDR:
    21,685,000    NR++      Southwire Co. Project A 3.60%(b)                                   21,685,000
     1,000,000    NR++      Southwire Co. Project B 3.60%(b)                                    1,000,000
     1,516,000    A-1     Jefferson County IDR (Belknap Inc. Project) 3.55%(b)                  1,516,000
---------------------------------------------------------------------------------------------------------
                                                                                               48,211,000
---------------------------------------------------------------------------------------------------------
Louisiana -- 1.7%
     1,410,000    NR++     Kentwood IDR Refunding (Suntory Water Group Inc.)
                            3.50%(b)                                                            1,410,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------




       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Louisiana -- 1.7% (continued)
   $10,600,000    A-1+    Lake Charles Harbor and Term District Revenue
                            (Port Improvement) 3.50%(b)                                      $ 10,600,000
                          Louisiana Public Authority Hospital Revenue:
     1,500,000    P-1*      Houma-Psychiatric Hospital Inc. 3.50%(b)                            1,500,000
    21,500,000    A-1+      Our Lady Lake TECP FSA-Insured 3.30% due 5/20/97                   21,500,000
     4,200,000    NR++    Louisiana Public Facility Authority (Home Depot USA Inc.
                            Project) 3.55%(a)(b)                                                4,200,000
     7,025,000    VMIG 1* Louisiana State GO Series 29A  PART MBIA-Insured
                            3.55%(b)                                                            7,025,000
    10,000,000    NR++    Natchitoches Parish Revenue Refunding (Trust Joist Corp.
                            Project) 3.65%(b)                                                  10,000,000
     9,600,000    A-1     New Orleans Aviation Board Revenue Passenger Facility
                            Charge 3.65%(a)(b)                                                  9,600,000
     5,000,000    NR++    Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                            3.55%(a)(b)                                                         5,000,000
    20,000,000    A-1     St. James Parish PCR (Texaco Project) Series A TECP
                            3.50% due 4/23/97                                                  20,000,455
     1,000,000    NR++    Vermillion Parish IDR  (Garan Inc. Project) 3.55%(a)(b)               1,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               91,835,455
---------------------------------------------------------------------------------------------------------
Maine -- 0.5%
     1,935,000    A-1+    Maine Finance Authority Economic Development Revenue
                            Series A,B,C, & E  3.75%(a)(b)                                      1,935,000
    14,500,000    SP-1+   Maine State TAN 4.50% due 6/27/97                                    14,520,973
     9,500,000    A-1     Westbrook Revenue (Southern Container Corp. Project)
                            3.65%(a)(b)                                                         9,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               25,955,973
---------------------------------------------------------------------------------------------------------
Maryland -- 3.9%
     3,800,000    A-1+    Anne Arundel County Economic (Baltimore Gas & Electric
                            Co. Project) TECP 3.55% due 5/23/97                                 3,800,000
     4,000,000    A-1+    Baltimore County Economic Development Revenue
                            (Art Litho Co. Project) 3.55%(a)(b)                                 4,000,000
    18,700,000    NR++    Eagle Tax-Exempt PART (Northeast Maryland Waste
                            Disposal) MBIA-Insured 3.75% due 4/1/97                            18,700,000
                          Maryland State Community Development Administration
                            Department Housing & Community Development:
    16,175,000    VMIG 1*     First Series 3.90%due 9/1/97(c)                                  16,175,818
     4,865,000    NR+         PART 3.65%(a)(b)                                                  4,865,000
     9,285,000    VMIG 1*     Second Series 4.00% due 9/1/97(c)                                 9,285,427
     9,100,000    NR++        Series B 3.70%(a)(b)                                              9,100,000
                          Maryland State Health & Higher Educational Facilities
                            Authority Revenue:
    15,000,000    VMIG 1*     Peninsula General Hospital  3.50%(b)                             15,000,000
    10,000,000    VMIG 1*     Pooled Loan Program Series B 3.45%(b)                            10,000,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Maryland -- 3.9% (continued)
   $ 4,750,000    A-1+    Maryland State IDA Economic Development Revenue
                            (General Binding Corp. Project) 3.65%(a)(b)                       $ 4,750,000
                          Montgomery County Economic Development Revenue
                            (Howard Hughes Medical Center):
    10,500,000    A-1+        Series A 3.45%(b)                                                10,500,000
    25,500,000    A-1+        Series B 3.45%(b)                                                25,500,000
    25,500,000    A-1+        Series C 3.45%(b)                                                25,500,000
    27,500,000    A-1+    Montgomery County Housing Opportunity Community
                            Housing Revenue (Draper Land Apartments)
                            Issue I FGIC-Insured 3.55%(b)                                      27,500,000
    19,700,000    A-1+    Montgomery County BAN TECP 3.30% due 5/8/97                          19,700,000
     8,300,000    A-1+    Washington County Economic Development Revenue
                            (Purina Mills Inc. Project) 3.60%(a)(b)                             8,300,000
---------------------------------------------------------------------------------------------------------
                                                                                              212,676,245
---------------------------------------------------------------------------------------------------------
Massachusetts -- 4.2%
    10,395,000    VMIG 1* Clipper Massachusetts Tax-Exempt Trust PART
                            3.66%(a)(b)                                                        10,395,000
                          Massachusetts Bay Transportation Authority:
    45,000,000    SP-1+     Series A 4.25% due 2/27/98                                         45,245,260
    10,000,000    SP-1+     Series B 4.75% due 9/5/97                                          10,032,877
     8,000,000    SP-1+     TECP 3.20% due 4/28/97                                              8,000,000
                            TECP Series C:
    14,500,000    SP-1+       3.40% due 4/17/97                                                14,500,000
    10,500,000    SP-1+       3.40% due 4/22/97                                                10,500,000
    13,500,000    SP-1+       3.40% due 4/24/97                                                13,500,000
     9,700,000    SP-1+       3.50% due 5/27/97                                                 9,700,000
     4,000,000    SP-1+       3.45% due 5/28/97                                                 4,000,000
     5,200,000    SP-1+       3.50% due 5/28/97                                                 5,200,000
     5,000,000    SP-1+       3.45% due 5/30/97                                                 5,000,000
     6,100,000    SP-1+       3.50% due 5/30/97                                                 6,100,000
     5,500,000    A-1     Massachusetts Finance Agency New England Power
                            TECP 3.55% due 5/29/97                                              5,500,000
    13,000,000    A-1+    Massachusetts Municipal Wholesale Electric Co. Power
                            Supply System Revenue Series C 3.30%(b)                            13,000,000
    24,000,000    SP-1+   Massachusetts State GO Series A 4.25% due 6/10/97                    24,017,723
    17,100,000    VMIG 1* Massachusetts State Health & Educational Facilities
                            Authority Revenue 3.40%(b)                                         17,100,000
     3,160,000    NR++    Massachusetts State Industrial Finance Industrial Revenue
                            (Catamount Manufacturing Inc.) 3.60%(a)(b)                          3,160,000
    21,100,000    A-1+    Massachusetts Water Resource Authority
                            TECP 3.40% due 5/21/97                                             21,100,000
     5,000,000    NR+     Springfield Mass BAN 4.10% due 11/21/97                               5,012,348
---------------------------------------------------------------------------------------------------------
                                                                                              231,063,208
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Michigan -- 4.1%
   $ 3,500,000    NR++    Berrien County Limited Obligation Revenue
                            (Menasha Corp. Project) 3.50%(b)                                  $ 3,500,000
    10,000,000    SP-1+   Michigan City School District (State School Aid Notes)
                            4.50% due 5/1/97                                                   10,004,378
    18,850,000    A-1+    Detroit Sewer Disposable Revenue PART FGIC-Insured
                            3.55%(b)                                                           18,850,000
    18,000,000    A-1+    Michigan State Building Authority Series 1
                            TECP 3.50% due 5/1/97                                              18,000,000
    71,000,000    SP-1+   Michigan State GO Notes 4.50% due 9/30/97                            71,358,348
                          Michigan State HDA:
     3,000,000    A-1+      Series 1988A TECP 3.55% due 5/29/97(a)                              3,000,000
     5,000,000    VMIG 1*   Series A Multi-Family Revenue  TECP 3.55%
                            due 5/27/97(a)                                                      5,000,000
     3,300,000    A-1+      Series C Revenue  3.45%(b)                                          3,300,000
     4,000,000    VMIG 1*   Series 2010 Rental Housing Revenue PART FSA-Insured
                              3.65%(a)(b)                                                       4,000,000
     5,500,000    VMIG 1*   Woodland Meadows Project Revenue 3.55%(a)(b)                        5,500,000
    10,000,000    SP-1+   Michigan State Muni Board Authority Revenue
                            Series B 4.50% due 7/25/97                                         10,016,667
    14,180,000    NR+     Michigan State Housing Development Authority
                            TOB 3.60%(b)                                                       14,180,000
                          Michigan Strategic Fund:
    28,440,000    VMIG 1*   PCR (General Motors Corp. Project) 3.40%(b)                        28,440,000
     2,500,000    P-1*      PCR Refunding (Consumers Power Project) 3.65%(b)                    2,500,000
     3,000,000    VMIG 1*   PCR Refunding (General Motors Corp. Project) 3.55%(b)               3,000,000
    15,700,000    P-1*      Solid Waste Disposal Revenue (Grayling Generating
                              Project) 3.50%(a)(b)                                             15,700,000
     6,800,000    VMIG 1* University of Michigan Yamaha Music 4.00%(a)(b)                       6,800,000
---------------------------------------------------------------------------------------------------------
                                                                                              223,149,393
---------------------------------------------------------------------------------------------------------
Minnesota -- 3.4%
                          Becker PCR (Nothern State Power Co.):
     6,000,000    A-1+      Series A TECP 3.40% due 5/8/97                                      6,000,000
     5,000,000    A-1+      TECP 3.45% due 08/06/97                                             5,000,000
     3,900,000    A-1     Bloomington Multi-Family Revenue Refunding
                            (Rental Housing Crow/Bloomington) 3.30%(b)                          3,900,000
    52,485,000    A-1+    Capital Realty Investments Tax-Exempt PART 3.65%(b)                  52,485,000
     3,900,000    A-1+    City Of Becker TECP 3.40% due 4/17/97                                 3,900,000
    24,000,000    A-1+    Eagle Tax-Exempt Minnesota GO PART 3.50% due 5/1/97(c)               24,000,000
     2,400,000    A-2     Golden Valley IDR (Unicare Homes Project) 3.75%(b)                    2,400,000
     1,000,000    A-1+    Hubbard County Solid Waste Disposal Revenue (Potlatch
                            Corp. Project) 3.55%(a)(b)                                          1,000,000
    13,210,000    A-1+    Minneapolis GO Series B 3.46%(b)                                     13,210,000
     9,900,000    A-1+    Minneapolis St. Paul Housing Finance
                            Multi-Family Revenue 3.65%(a)(b)                                    9,900,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Minnesota -- 3.4% (continued)
                          Minnesota GO:
   $ 7,565,000    NR+       PART 3.70% due 10/30/97(c)                                        $ 7,565,000
     3,000,000    AAA       Pre-Refunded--Escrowed with U.S. Government
                              Securities to 8/1/97 Call @ 102, 7.10% due 8/1/00                 3,034,811
    20,945,000    AAA       Series A Revenue AMBAC-Insured 5.00% due 6/30/97                   21,037,098
     1,690,000    NR++    Moorehead IDR Refunding (Super Value Store Project)
                            3.45%(b)                                                            1,690,000
                          Rochester Health Care Facility (Mayo Foundation Project):
    10,000,000    A-1+      Series A  3.65%(b)                                                 10,000,000
    17,600,000    A-1+      Series C  3.65%(b)                                                 17,600,000
     1,400,000    A-1+    Saint Paul Housing & Redevelopment Authority Revenue
                            (Housing Development Minnesota Multi-City) 3.50%(b)                 1,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              184,121,909
---------------------------------------------------------------------------------------------------------
Mississippi -- 0.3%
     2,880,000    NR++    Jackson IDR Refunding (McKesson Corp. Project) 3.50%(b)               2,880,000
     5,000,000    A-1+    Mississippi Business Financial Corp. Solid Waste Disposal
                            Revenue 3.60%(b)                                                    5,000,000
     5,350,000    NR++    Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                            3.50%(b)                                                            5,350,000
     1,500,000    NR++    Washington County IDR (La-Z-Boy Chair Co. Project)
                            3.55%(a)(b)                                                         1,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               14,730,000
---------------------------------------------------------------------------------------------------------
Missouri -- 2.1%
     4,500,000    P-1*    Carthage IDA Revenue (Schreiber Foods Inc. Project)
                            4.00%(a)(b)                                                         4,500,000
     5,295,000    A-1+    Kansas City IDA Multi-Family Housing Revenue
                            (Willow Creek IV Apartments) 3.45%(b)                               5,295,000
    13,000,000    A-1+    Maries County IDA Solid Waste Management Revenue
                            Kingford Plaza 3.65%(a)(b)                                         13,000,000
                          Missouri Higher Education Loan Authority
                            Student Loan Revenue:
    23,300,000    VMIG 1*     Series 88A 3.50%(a)(b)                                           23,300,000
    14,300,000    VMIG 1*     Series 90A 3.50%(a)(b)                                           14,300,000
     1,250,000    VMIG 1*     Series 90B 3.50%(a)(b)                                            1,250,000
     1,790,000    VMIG 1* Missouri State Economic Development Export &
                            Infrastructure Board IDA Series E 3.55%(b)                          1,790,000
     4,000,000    A-1+    Missouri State Environmental Improvement and Energy
                            Authority (Utilicorp United Inc. Project) 3.65%(a)(b)               4,000,000
                          Missouri State Health & Educational Facilities
                            Authority Revenue:
     9,900,000    A-1+        SSM Health Care Projects MBIA-Insured
                                Series C 3.50%(b)                                               9,900,000
     8,100,000    A-1+        St. Anthonys Medical Center Series B  3.45%(b)                    8,100,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Missouri -- 2.1% (continued)
   $ 3,100,000    A-1+    St. Charles County IDA Revenue Refunding
                            (Casalon Apartment Project) 3.45%(b)                              $ 3,100,000
    20,000,000    SP-1+   University of Missouri Series FY 1996-1997
                            4.75% due 6/30/97                                                  20,040,302
     4,000,000    NR++    Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                            3.525%(b)                                                           4,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              112,575,302
---------------------------------------------------------------------------------------------------------
Montana --- 0.1%
     1,400,000    NR++    Missoula IDR (Washington Corp. Project) 3.50%(b)                      1,400,000
     3,925,000    A-1+    Montana Board of Investment (Colstrip 89) 4.53%(b)                    3,925,000
---------------------------------------------------------------------------------------------------------
                                                                                                5,325,000
---------------------------------------------------------------------------------------------------------
Nebraska --1.2%
     2,900,000    VMIG 1* Buffalo County IDR (Agrex Inc. Project) 3.95%(b)                      2,900,000
                          Nebraska Higher Education Loan Program Income Revenue
                            Student Loan Program:
    19,850,000    A-1+        Series A 3.55%(a)(b)                                             19,850,000
    22,280,000    A-1+        Series D 3.55%(a)(b)                                             22,280,000
    19,725,000    A-1+        Series 2016C 3.55%(a)(b)                                         19,725,000
     3,500,000    A-1+        Series 2018C 3.55%(b)                                             3,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               68,255,000
---------------------------------------------------------------------------------------------------------
Nevada -- 1.0%
     9,790,000    A-1+    Clark County Airport Improvement Revenue Lien Series
                            A-2 3.55%(a)(b)                                                     9,790,000
                          Clark County IDR:
     2,100,000    VMIG 1*   Nevada Cogeneration I Project  3.55%(a)(b)                          2,100,000
    29,000,000    A-1+      Nevada Power Co. Project Series B 3.55%(a)(b)                      29,000,000
    11,450,000    A-1+    Clark County School District PART FGIC-Insured 3.50%(a)(b)           11,450,000
---------------------------------------------------------------------------------------------------------
                                                                                               52,340,000
---------------------------------------------------------------------------------------------------------
New Hampshire -- 1.2%
     4,200,000    A-1     New Hampshire Higher Educational & Health Facilities
                            Authority Revenue (VHA New England Inc.)
                            Series E AMBAC-Insured  3.45%(b)                                    4,200,000
                          New Hampshire State Business Finance Authority
                            PCR Refunding Public Service Co:
    27,000,000    A-1+        Series 92D 3.55%(a)(b)                                           27,000,000
     2,100,000    A-1+        Series 93E 3.55%(a)(b)                                            2,100,000
     3,000,000    A-1     New Hampshire State Finance Authority PCR (New England
                            Power Co.) TECP 3.40% due 4/30/97                                   3,000,000
     2,000,000    A-1+    New Hampshire State IDA Revenue Pollution Control
                            (Conneticut Light & Power Co.) 3.50%(a)(b)                          2,000,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
New Hampshire -- 1.2% (continued)
   $10,000,000    A-1+    New Hampshire State IDA Solid Waste Disposal
                            Facility Revenue (United Illuminating Co. Project)
                            Series A 3.55% due 9/2/97(a)(c)                                  $ 10,000,000
    21,500,000    A-1     New Hampshire State PCR Project 90 Series B
                            TECP 3.50% due 5/14/97                                             21,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               69,800,000
---------------------------------------------------------------------------------------------------------
New Jersey -- 1.0%
     9,205,000    A-1+    New Jersey State Housing & Mortgage Finance
                            Agency Revenue PART AMBAC-Insured 3.40%(a)(b)                       9,205,000
                          New Jersey TRAN TECP:
     8,000,000    A-1+      3.35% due 4/22/97                                                   8,000,000
     9,000,000    A-1+      3.50% due 5/9/97                                                    9,000,000
     8,700,000    A-1+      3.45% due 5/28/97                                                   8,700,000
    10,500,000    A-1+      3.50% due 5/29/97                                                  10,500,000
                          North Bergen Notes:
     7,300,000    NR+       4.375% due 4/25/97                                                  7,301,728
     3,200,000    NR+       4.50% due 4/25/97                                                   3,201,016
---------------------------------------------------------------------------------------------------------
                                                                                               55,907,744
---------------------------------------------------------------------------------------------------------
New Mexico -- 0.3%
     4,900,000    NR++    Bellen IDR (Solo New Mexico Project) 3.55%(a)(b)                      4,900,000
     3,400,000    A-1+    Eagle Tax-Exempt PART (New Mexico Mortgage
                            Finance) FGIC-Insured 3.85% due 4/1/97(c)                           3,400,000
     4,725,000    NR+     New Mexico Mortgage Finance Authority Series 1995
                            PART 3.65%(a)(b)                                                    4,725,000
     3,000,000    NR+     Santa Fe Single-Family Mortgage Revenue Series 1995
                            3.70% due 11/1/97                                                   3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               16,025,000
---------------------------------------------------------------------------------------------------------
New York -- 8.0%
    10,300,000    NR+     Board Coop Educational Services Sole Supervisory District
                            RAN 4.25% due 6/26/97                                              10,303,483
                          Eagle Tax-Exempt PART:
     2,000,000    A-1+      NYC Enviornment CGIC-Insured 3.56%(b)                               2,000,000
     3,100,000    A-1+      NYC Muni Water MBIA-Insured 3.56%(b)                                3,100,000
     6,100,000    A-1+      NYC Muni Water MBIA-Insured 3.56%(b)                                6,100,000
     2,000,000    A-1+      NYS Med Care AMBAC-Insured 3.56%(b)                                 2,000,000
    20,450,000    NR+     Monroe County GO BANS Series B 4.00% due 12/12/97                    20,519,006
    15,000,000    SP-1+   Nassau County RAN Series B 4.25% due 4/15/97                         15,002,915
    30,000,000    SP-1+   Nassau County BAN Series A 4.25% due 8/15/97                         30,073,224


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
New York -- 8.0% (continued)
                          NYC GO:
   $ 4,000,000    A-1+      PART Series AMBAC-Insured 3.50%(b)                                $ 4,000,000
     2,500,000    A-1+      PART Series MBIA-Insured 3.50%(b)                                   2,500,000
     4,500,000    A-1+      Series D FGIC-Insured 3.55%(b)                                      4,500,000
       300,000    A-1+      Series F-2 3.45%(b)                                                   300,000
     4,200,000    A-1+      Series F-4 3.45%(b)                                                 4,200,000
     9,600,000    A-1+      Series F-5 3.40%(b)                                                 9,600,000
     4,100,000    A-1+      Series F-7 3.45%(b)                                                 4,100,000
     2,200,000    A-1+      Sub-Series B3 3.70%(b)                                              2,200,000
     1,100,000    VMIG 1*   Sub-Series B5 MBIA-Insured 3.45%(b)                                 1,100,000
     4,700,000    A-1+      Sub-Series E2 3.70%(b)                                              4,700,000
     4,100,000    A-1+      Sub-Series E4 3.70%(b)                                              4,100,000
     9,000,000    A-1+      Sub-Series J2 TECP 3.45%due 8/8/97                                  9,000,000
     9,685,000    A-1+    NYC Muni Water Finance Authority Water & Sewer
                            System Revenue Series 12 PART MBIA-Insured 3.45%(b)                 9,685,000
                          NYC RAN:
    51,000,000    SP-1+     Series A 4.50% due 4/15/97                                         51,015,355
    37,000,000    SP-1+     Series B 4.50% due 6/30/97                                         37,062,285
     8,625,000    A-1+    New York State Dormitory Authority Revenue
                            Colgate University Series PART FGIC-Insured 3.45%(b)                8,625,000
     8,000,000    A-1     New York State Energy Research & Development Authority
                            Revenue (Brooklyn Union Gas Project) Series A-3
                            MBIA-Insured 3.20%(b)                                               8,000,000
                          New York State Energy Research & Development Authority
                            PCR (New York Electric & Gas) Refunding:
     5,450,000    A-1+        Series B 3.20% (b)                                                5,450,000
     2,000,000    A-1+        Series C 3.50 (b)                                                 2,000,000
                          New York State Local Assistance Corp:
    28,600,000    A-1+      Series C  3.40%(b)                                                 28,600,000
     2,300,000    A-1+      Series D  3.40%(b)                                                  2,300,000
                          New York State Medical Care Facilities Finance Agency
                            Revenue:
     8,140,000    VMIG 1*     PART FHA-Insured 3.55%(b)                                         8,140,000
    10,098,000    NR++        Series B PART FSA-Insured 3.60% due 4/7/97                       10,098,000
    12,125,000    VMIG 1*     St. Lukes Hospital PART FHA-Insured 3.55%(b)                     12,125,000
                          New York State Mortgage Agency Revenue:
     1,705,000    VMIG 1*   PART 2019 3.60%(a)(b)                                               1,705,000
     3,000,000    VMIG 1*   PART 2025 3.60%(a)(b)                                               3,000,000
     5,000,000    A-1+    New York State Power Authority Revenue & General
                            Purpose PART 3.50%(b)                                               5,000,000
                          Port Authority of NY & NJ Special Obligation Revenue
                            (Versatile Structure Obligation):
     8,800,000    A-1+        Series 2 3.65%(b)                                                 8,800,000
     5,100,000    A-1+        Series 5 3.75%(b)                                                 5,100,000
     9,347,000    NR+     Rochester BAN Series III 4.50% due 10/30/97                           9,383,964


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
New York -- 8.0% (continued)
   $ 3,000,000    NR++    Rochester GO PART AMBAC-Insured 3.55%(b)                            $ 3,000,000
    11,826,000    NR+     Rockland County BAN 4.00% due 8/7/97                                 11,848,284
    48,000,000    SP-1+   Suffolk County TAN Series I 4.00% due 8/14/97                        48,127,251
     5,049,000    VMIG 1* Triborough Bridge & Tunnel Authority Revenue PART
                            FGIC-Insured 3.50%(b)                                               5,049,000
    13,900,000    A-1+    Triborough Bridge & Tunnel Authority Special Obligation
                            FGIC-Insured 3.45%(b)                                              13,900,000
---------------------------------------------------------------------------------------------------------
                                                                                              437,412,767
---------------------------------------------------------------------------------------------------------
North Carolina -- 1.7%
     6,000,000    NR++    Alamance County Industrial Facilities & PCR Financing
                            Authority (Culp Inc. Project) 3.50%(a)(b)                           6,000,000
    32,800,000    MIG 1*  Bladen County Industrial Facilities & PCFA Resource
                            Recovery Revenue (Beach Energy Project) 3.70%(a)(b)                32,800,000
     3,500,000    NR++    Iredell County Industrial Facilities & PCFA Industrial
                            (Valspar Corp. Project) 3.50%(a)(b)                                 3,500,000
    24,400,000    A-1     Lenoir County PCFA Resource Recovery (Carolina Project)
                            3.70%(a)(b)                                                        24,400,000
                          North Carolina Municipal Power Agency Authority
                            (Catawba Project) TECP:
     6,500,000    A-1+        2.90% due 4/1/97                                                  6,500,000
    18,810,000    A-1+        3.55% due 5/2/97                                                 18,810,000
     3,000,000    A-1+        3.40% due 5/9/97                                                  3,000,000
     2,810,000    A-1+        3.50% due 5/14/97                                                 2,810,000
---------------------------------------------------------------------------------------------------------
                                                                                               97,820,000
---------------------------------------------------------------------------------------------------------
Ohio -- 1.2%
    14,000,000    A-1+    Ohio Water District PART AMBAC-Insured
                            3.56%(b)                                                           14,000,000
     1,800,000    A-1+    Fulton County IDR (Poly Craft Inc.) 3.52%(a)(b)                       1,800,000
     1,000,000    VMIG 1* Hillboro IDR (Trade Manufacturing Co. Ltd.) 3.90%(b)                  1,000,000
    15,000,000    A-1+    Lake County Hospital Facilities Revenue (Lake Hospital
                            Systems Inc.) 3.50%(b)                                             15,000,000
     2,000,000    NR++     Oakwood Village IDR (Sennet Steel Corp. Project)
                            3.52%(b)                                                            2,000,000
     4,000,000    A-1+    Ohio State Air Quality Development Authority Revenue
                            (JMG FDG Limited Partnership) Series A 3.50%(a)(b)                  4,000,000
                          Ohio State PCR (Duquesne Light Co) TECP:
     3,000,000    A-1+      3.45% due 8/1/97(a)                                                 3,000,000
     5,000,000    A-1+      3.50% due 8/1/97(a)                                                 5,000,000
     4,300,000    NR+     Ohio State PCR (General Motor Co.) 3.55%(b)                           4,300,000
     2,800,000    A-1+    Paulding County Solid Waste Disposal Revenue
                            (Lafarge Corp. Project) 3.70%(a)(b)                                 2,800,000
     5,500,000    A-1+    Ohio State Water Development (Duquesne Light Co.)
                            3.50%(a)(b)                                                         5,500,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Ohio -- 1.2% (continued)
   $10,500,000    MIG 1*  Summit County BAN Series B 4.00% due 6/5/97                        $ 10,506,301
---------------------------------------------------------------------------------------------------------
                                                                                               68,906,301
---------------------------------------------------------------------------------------------------------
Oklahoma -- 0.5%
     1,145,000    NR++    Adair County IDR (Baldor Elecetric Co.) 3.50%(b)                      1,145,000
     7,030,000    VMIG 1* Broken Arrow Economic Development Authority
                            (Paragon Films Inc. Project) 3.77%(a)(b)                            7,030,000
     4,500,000    NR++    Creek County Industrial Authority Revenue Industrial
                            Development (Henry Vogt Machinery) 3.60%(a)(b)                      4,500,000
     8,980,000    A-1+    Oklahoma State Student Loan Authority Revenue
                            Series A MBIA-Insured 3.55%(a)(b)                                   8,980,000
     3,900,000    VMIG 1* St. Anthonys Hospital Health Care TECP 3.50% due 5/22/97              3,900,000
---------------------------------------------------------------------------------------------------------
                                                                                               25,555,000
---------------------------------------------------------------------------------------------------------
Oregon -- 0.8%
    11,085,000    A-1+    Oregon State GO Series 73F 3.40%(b)                                  11,085,000
     1,300,000    NR++    Oregon State Economic Development Commission
                            Economic & IDR (Trust Joist) 3.50%(b)                               1,300,000
     2,400,000    A-1     Oregon State Economic Development Revenue
                            (Kydtaru Oregon Project) 3.77%(a)(b)                                2,400,000
                          Oregon State Housing & Community Services Department
                            Mortgage Revenue (Single Family Mortgage Program):
     1,500,000    VMIG 1*     Series F 4.00%due 8/8/97(c)                                       1,500,000
     2,700,000    VMIG 1*     Series G 4.10%due 8/8/97(c)                                       2,700,000
                          Port St Helen's PCR (Portland General Electric):
     6,850,000    A-1       Series A 3.45%(b)                                                   6,850,000
    16,900,000    P-1*    Washington County Multi-Family Housing Authority
                            (Cedar Mill Project) 3.60%(a)(b)                                   16,900,000
---------------------------------------------------------------------------------------------------------
                                                                                               42,735,000
---------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.9%
     5,200,000    A-1     Allegheny County Hospital Development Authority Revenue
                            Health Center Dev Inc. Series B TECP 3.50% due 6/10/97              5,200,000
     5,800,000    VMIG 1* Allegheny County IDA IDR (Residential Rental Development)
                            Series A 3.80%(a)(b)                                                5,800,000
                          Beaver County PCR IDA (Duquesne Light Co.) TECP:
     4,500,000    A-1+      3.35% due 4/28/97                                                   4,500,000
     9,330,000    A-1+      3.40% due 5/7/97                                                    9,330,000
     5,000,000    A-1+      3.55% due 5/27/97                                                   5,000,000
     6,000,000    NR++    Berks County TRAN 4.375% due 12/31/97                                 6,031,699
    12,400,000    A-1+    Cambria County IDA Resource Recovery Revenue
                            (Cambria Cogen Project) Series V-2 3.55%(a)(b)                     12,400,000
                          Carbon County IDA Resource Recovery
                            (Panther Creek) TECP:
     3,000,000    A-1+      3.45% due 8/7/97                                                    3,000,000
     5,975,000    A-1+      3.50% due 8/7/97                                                    5,975,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Pennsylvania -- 4.9% (continued)
   $11,300,000    A-1+    City of Philadelphia Gas Works Series B TECP 3.40%
                            due 6/12/97                                                      $ 11,300,000
     2,800,000    NR++    Dauphin County Redevelopment Authority Multi-Family
                            Revenue (High Pointe Club) 3.55%(a)(b)                              2,800,000
                          Delaware County IDR (Philadelphia Electric Co.)
                            FGIC-Insured TECP:
     2,500,000    A-1+        3.35% due 4/22/97                                                 2,500,000
    21,000,000    A-1+        3.45% due 4/30/97                                                21,000,000
    14,200,000    A-1+        3.45% due 5/14/97                                                14,200,000
                          Eagle Tax-Exempt PART AMBAC-Insured Beaver County:
    19,000,000    A-1       Series 95A 3.56%(b)                                                19,000,000
    19,000,000    A-1       Series 95B 3.56%(b)                                                19,000,000
     3,900,000    NR++     East Pennsylvania Industrial & Commercial Development
                            Authority (Electronic Data Systems Corp.) 3.50%(a)(b)               3,900,000
     2,500,000    NR++    Luzerne County IDA IDR (Culp Inc. Project) 3.55%(a)(b)                2,500,000
     2,500,000    A-1+    Pennsylvania State COP PART AMBAC-Insured 3.65%(b)                    2,500,000
                          Pennsylvania State Higher Education Assistance Agency
                            Student Loan Revenue:
     3,200,000    A-1+        Series B 3.50%(a)(b)                                              3,200,000
    10,000,000    A-1+        Series C 3.50%(a)(b)                                             10,000,000
     1,100,000    SP-1+   Pennsylvania State TAN 4.50% due 6/30/97                              1,102,603
     2,200,000    A-1     Pennsylvania Commonwealth GO BAN Series 97A TECP
                            3.40% due 5/8/97                                                    2,200,000
     3,600,000    A-1     Pennsylvania State Higher Educational Facilities Authority
                            Health Services Revenue (Allegheny Delaware VY-D)
                            3.45%(b)                                                            3,600,000
     1,150,000    AAA     Pennsylvania State Turnpike Commonwealth Turnpike
                            Revenue Series J FGIC-Insured (Escrowed to Maturity
                            with U.S. Government Securities) 6.00% due 12/01/97                 1,167,975
    29,000,000    SP-1    Philadelphia  TRAN  Series A 4.50% due 6/30/97                       29,039,238
    13,000,000    SP-1    Philadelphia School District TRAN 4.50% due 6/30/97                  13,018,011
    17,900,000    VMIG 1* Quakertown Hospital Program Series 1985A 3.50%(b)                    17,900,000
    18,700,000    P-1*    Quakertown General Authority Revenue (Pooled
                            Financing Program) Series A FGIC-Insured 3.50%(b)                  18,700,000
    10,235,000    A-1+    Southeastern Transportation Authority Special
                            Revenue PART FGIC-Insured 3.50%(b)                                 10,235,000
---------------------------------------------------------------------------------------------------------
                                                                                              266,099,526
---------------------------------------------------------------------------------------------------------
Rhode Island -- 0.8%
                          Cranston GO BAN:
     4,258,000    NR+       4.125% due 7/8/97                                                   4,263,359
     9,000,000    NR+       4.125% due 7/31/97                                                  9,010,991
    17,042,000    NR+       4.25% due 10/1/97                                                  17,079,471
     3,900,000    A-1+    Providence (Washington Street Garage Corp.
                            Project) 3.50%(a)(b)                                                3,900,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Rhode Island -- 0.8% (continued)
   $ 6,925,000    A-1+    Rhode Island Port Authority & Economic Development
                            Corp. Electric Energy Facilities Revenue
                            (Newport Electric Corp. Project) 3.45%(b)                         $ 6,925,000
---------------------------------------------------------------------------------------------------------
                                                                                               41,178,821
---------------------------------------------------------------------------------------------------------
South Carolina -- 1.5%
                          Anderson County Industrial Revenue:
     6,580,000    NR++      Culp Inc. Project 3.55%(a)(b)                                       6,580,000
     2,400,000    NR++      Fed Paper Board Co. Inc. Project 3.55%(a)(b)                        2,400,000
     4,000,000    NR++      Mikron Corp Anderson Project 3.55%(a)(b)                            4,000,000
     2,252,000    NR++    Chesterfield County IDR (Culp Inc. Project) 3.55%(a)(b)               2,252,000
     1,700,000    P-1*    Horry County Revenue (Carolina Treatment) 3.50%(b)                    1,700,000
    31,000,000    A-1+    Piedmont Muni Power Agency Electric Revenue
                            Refunding Series C MBIA-Insured 3.35%(b)                           31,000,000
                          South Carolina Jobs Economic Development
                            Authority Revenue:
     4,200,000    NR++        Conco Medical Products Project 3.70%(a)(b)                        4,200,000
     4,500,000    NR++        Galey & Lord Industries Inc. Project 3.50%(a)(b)                  4,500,000
     2,000,000    NR++        Greenville Machinery Project 3.55%(a)(b)                          2,000,000
     6,000,000    NR++        Orders Realty Co. Inc. Project 3.55%(a)(b)                        6,000,000
                          York County PCR Refunding (Duke Power Co. Project) TECP:
    15,550,000    A-1+      3.40% due 4/23/97                                                  15,550,000
     3,000,000    A-1+      3.40% due 4/24/97                                                   3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               83,182,000
---------------------------------------------------------------------------------------------------------
South Dakota -- 0.3%
    15,445,000    VMIG 1* South Dakota HDA Series F 3.75% due 11/13/97                         15,445,000
---------------------------------------------------------------------------------------------------------
Tennessee-- 2.5%
                          Anderson County Tennessee IDB Revenue:
     4,000,000    P-1*      Becromal of America Inc. Project 3.95%(a)(b)                        4,000,000
       900,000    P-1*      Becrowal of America Inc. Project 3.95%(a)(b)                          900,000
     9,100,000    A-1     Clarksville Public Building Authority Revenue
                            (Pooled Financing Tennessee Muni Board Fund) 3.50%(b)               9,100,000
     2,000,000    NR++    Convington IDB Revenue Refunding (Wallace Computer
                            Services) 3.55%(a)(b)                                               2,000,000
    10,100,000    NR++    Eagle Tax-Exempt PART (Tennessee Housing Development
                            Authority) FSA-Insured 3.85% due 4/1/97                            10,100,000
     5,000,000    VMIG 1* Knox County Health & Education (Mercy Health Systems)
                            Series A 3.45%(b)                                                   5,000,000
     8,100,000    NR++    Loudon IDB PCR (AE Stanley Manufacturing) 3.50%(b)                    8,100,000
     4,665,000    NR+     Memphis Electric System Revenue PART 3.60%(b)                         4,665,000
    12,400,000    VMIG 1* Metro Government Nashville & Davidson County IDB
                            Revenue Multi-Family Housing (Arbor Knoll) 3.50%(b)                12,400,000
    25,200,000    A-1+    Metropolitan Nashville Airport Refunding FGIC-Insured
                            Series 1995 3.45%(b)                                               25,200,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Tennessee -- 2.5% (continued)
   $ 2,600,000    NR++    Roane County IDB IDR (Great Lakes Carbon Corp.) 3.60%(b)            $ 2,600,000
     1,500,000    SP-1+   Tennessee State Local Development Authority Revenue
                            4.00% due 5/29/97                                                   1,500,299
                          Volunteer State Student Funding Corp. Tennessee Student
                            Loan Revenue:
     2,000,000    A-1         Series A 3.60%(a)(b)                                              2,000,000
    25,100,000    A-1         Series A-2 3.60%(a)(b)                                           25,100,000
    26,000,000    A-1         Series A-3 3.60%(a)(b)                                           26,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              138,665,299
---------------------------------------------------------------------------------------------------------
Texas -- 9.7%
    13,500,000    VMIG 1* Amarillo HFA Revenue 3.65%(b)                                        13,500,000
                          Austin Independent School District PART:
     4,750,000    VMIG 1*   Series 2011 3.55%(b)                                                4,750,000
     4,750,000    VMIG 1*   Series 2012 3.55%(b)                                                4,750,000
    12,745,000    VMIG 1*   Series 2013 3.55%(b)                                               12,745,000
    19,340,000    A-1+    Austin Utility System Revenue PART MBIA-Insured 3.50%(b)             19,340,000
    14,720,000    A-1+    Austin Utility System TECP Series A 3.45% due 5/19/97                14,720,000
                          Brazos River Authority PCR (Texas Utilities Electric Co.):
     3,045,000    A-1       Series C MBIA-Insured 3.75%(b)                                      3,045,000
     3,500,000    A-1+      3.65% due 5/1/97(a)(c)                                              3,500,000
     2,500,000    A-1+      TECP 3.40% due 5/9/97(a)                                            2,500,000
    14,600,000    A-1+      TECP 3.45% due 5/9/97(a)                                           14,600,000
                          Corpus Christi Texas  IDA IDR (Dedietrich USA Inc. Project):
     3,000,000    P-1*        #129AX 3.60% (a)(b)                                               3,000,000
     2,000,000    P-1*        #129BX 3.60% (a)(b)                                               2,000,000
                          Dallas Area Rapid Transit TECP Series A:
     5,000,000    A-1+      3.45% due 5/13/97                                                   5,000,000
     5,000,000    A-1+      3.55% due 5/14/97                                                   5,000,000
     1,875,000    NR+     Dallas Housing Financial Corp, Series A TOB
                            3.85% due 4/1/97(a)(c)                                              1,875,000
                          Eagle Tax-Exempt PART:
     9,900,000    A-1+      Bexar Co. 3.66%(a)(b)                                               9,900,000
     8,400,000    A-1+      San Antonio AMBAC-Insured 3.70% due 4/1/97                          8,400,000
    23,000,000    A-1+    Greater East Texas Higher Education Authority Inc.
                            Student Loan Revenue Senior Lien Series 1995A
                            3.85% due 5/1/97(a)(c)                                             23,000,285
     4,600,000    VMIG 1* Gulf Coast Waste Disposal Authority (Amoco Oil
                            Co. Project) 3.75% due 4/1/97(c)                                    4,600,000
    10,000,000    VMIG 1* Harris County Health Facilities Development Corp. Revenue
                            (Buckner Retirement Services Project) 3.50%(b)                     10,000,000
                          Harris County Health Facilities Development Corp. School
                            Health Care System Revenue Sisters of Charity:
    16,000,000    VMIG 1*     TECP 3.75% due 6/30/97                                           16,000,000
    20,200,000    A-1+        TECP 3.75% due 6/30/97                                           20,200,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Texas -- 9.7% (continued)
                          Harris County Industrial Development Corp.:
   $ 1,400,000    P-1*      IDR (Chusei USA Project) 4.00%(a)(b)                              $ 1,400,000
     2,115,000    A-1       TECP 3.40% due 8/6/97                                               2,115,000
                          Houston Airport TECP:
     2,200,000    A-1+      3.55% due 5/29/97(a)                                                2,200,000
     7,500,000    A-1+      Series A 3.375% due 4/22/97                                         7,500,000
     2,000,000    A-1+    Hunt County Industrial Development Corp. Revenue
                            (Trico Industries Inc. Project) 3.40%(b)                            2,000,000
                          Intermountain Power Agency TECP:
     5,000,000    A-1+      Series 85E 3.40% due 6/9/97                                         5,000,000
     7,500,000    A-1+      Series 85F 3.55% due 5/2/97                                         7,500,000
     6,700,000    A-1+      Series 85F 3.45% due 5/21/97                                        6,700,000
     8,000,000    NR++     Leon County Development Corporation IDR
                            (BOC Group Inc. Project) 3.50%(b)                                   8,000,000
     1,100,000    NR++     McAllen Health Facilities Development Corp Revenue
                            (McAllen Associates No. 1) 3.45%(b)                                 1,100,000
                          North Texas Higher Education Authority Inc.
                            Student Loan Revenue Refunding:
     6,700,000    A-1+        Series 1991A 3.50%(a)(b)                                          6,700,000
    10,200,000    SP-1+       Series 1991C AMBAC-Insured 3.50%(a)(b)                           10,200,000
     3,500,000    SP-1+       Series 1991F AMBAC-Insured 3.50%(a)(b)                            3,500,000
     5,500,000    SP-1+       Series 1993A 3.50%(a)(b)                                          5,500,000
    15,400,000    SP-1+       Series 1996C AMBAC-Insured 3.50%(a)(b)                           15,400,000
    13,900,000    A-1     Port Arthur Navy District PCR
                            (Star Enterprises Project) 3.50%(a)(b)                             13,900,000
     2,000,000    A-1+    Port Corpus Christi Authority Nueces County Marine
                            Terminal Revenue (Reynolds Metals Co.) 3.35%(b)                     2,000,000
     2,850,000    NR++    Round Rock Industrial Development Corporation IDR
                            Refunding (Tellabs Inc. Project) 3.50%(b)                           2,850,000
     5,800,000    VMIG 1* Sabine River Authority PCR (Utilities Project)
                            Series A AMBAC-Insured 3.75%(b)                                     5,800,000
    17,300,000    A-1+    San Antonio Housing Finance Corp. Multi-Family Housing
                            Revenue (Braeaview Apartments Project) 3.55%(a)(b)                 17,300,000
                          Texas A&M University Board of Regents TECP:
     1,900,000    A-1+      3.45% due 5/28/97                                                   1,900,000
     3,000,000    A-1+      3.50% due 5/29/97                                                   3,000,000
     3,570,000    A-1+    Texas A&M University Revenue PART 3.55%(b)                            3,570,000
     8,000,000    MIG 1*  Texas Association of School Board Certificates Participation
                            TAN FSA-Insured 4.75% due 8/29/97                                   8,026,011
    22,250,000    A-1     Texas Municipal Power Agency BAN TECP
                            3.40% due 5/22/97                                                  22,250,000
    14,100,000    A-1+    Texas Pollution Finance Authority GO 3.45% due 5/28/97               14,100,000
     5,900,000    NR+     Trinity River Authority PCR (General Motors Corp. Project)
                            3.55%(b)                                                            5,900,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Texas -- 9.7% (continued)
  $144,470,000    SP-1+   Texas State TRAN Series A 4.75% due 8/29/97                        $145,084,149
---------------------------------------------------------------------------------------------------------
                                                                                              532,920,445
---------------------------------------------------------------------------------------------------------
Utah -- 1.4%
     4,000,000    A-1+    Morgan County Solid Waste Disposal Revenue (Holnam Inc.
                            Project) 3.55%(a)(b)                                                4,000,000
     5,625,000    A-1     Ogden City IDR (Infiltrator System Inc. Project) 3.65%(a)(b)          5,625,000
     2,000,000    A-1+    Salt Lake City Revenue Series A 3.45%(b)                              2,000,000
     4,900,000    VMIG 1* Salt Lake County Housing Authority (Sandy Retirement
                            Center) 3.30%(b)                                                    4,900,000
     4,550,000    A-1+    Salt Lake County (Amoco) 3.70% due 4/1/97(c)                          4,550,000
                          Utah State Board Regents Student Loan Revenue:
    27,000,000    A-1+      Series A AMBAC-Insured 3.50%(a)(b)                                 27,000,000
    15,000,000    VMIG 1*   Series C 3.50%(a)(b)                                               15,000,000
    12,600,000    A-1+      Series L AMBAC-Insured 3.50%(a)(b)                                 12,600,000
---------------------------------------------------------------------------------------------------------
                                                                                               75,675,000
---------------------------------------------------------------------------------------------------------
Vermont -- 0.3%
    14,200,000    A-1+    Vermont IDA IDR (Ryegate Project) 3.50%(a)(b)                        14,200,000
     3,000,000    A-1+    Vermont State GO TECP Series I RAN 3.45% due 5/20/97                  3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               17,200,000
---------------------------------------------------------------------------------------------------------
Virginia -- 0.5%
       500,000    A-1+    Brunswick County IDA Facility Revenue (Aegis Waste
                            Solutions Inc) 3.60%(b)                                               500,000
     4,100,000    A-1     Charles City & County IDA Exempt Facility Revenue
                            (Chambers Development of Virginia Inc. Project)
                            3.65%(a)(b)                                                         4,100,000
     5,000,000    A-1     Fairfax County IDA (Inova Health Systems) TECP
                            3.40% due 4/23/97                                                   5,000,000
     6,505,000    NR+     Hampton Roads Sanitation Waste Water Revenue PART
                            3.60%(b)                                                            6,505,000
     3,000,000    A-1+    King George County IDA Solid Waste Disposal Facility
                            Revenue (Garnet of VA Inc. Project) 3.50%(a)(b)                     3,000,000
     2,300,000    A-1+    Peninsula Ports Authority Coal Term Revenue
                            (Dominion Term Project) Series D 3.70%(b)                           2,300,000
     9,385,000    VMIG 1* Virginia State HDA Commonwealth Mortgage TOB
                            3.60%(a)(b)                                                         9,385,000
---------------------------------------------------------------------------------------------------------
                                                                                               30,790,000
---------------------------------------------------------------------------------------------------------
Washington -- 4.0%
     7,170,000    MIG 1*  Birch Bay Water & Sewer District BAN 4.625% due 8/1/97                7,186,927
                          Eagle Tax-Exempt PART MBIA-Insured:
    14,000,000    A-1+      Washington Public Power Services 3.56%(b)                          14,000,000
    14,600,000    A-1+      Washington State G.O. 3.50% due 1/1/98(c)                          14,600,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Washington -- 4.0% (continued)
   $ 9,500,000    A-1+    King County Revenue Notes TECP 3.45% due 5/22/97                    $ 9,500,000
     7,245,000    NR++    Pierce County (Port Sea-Land Service Project) 3.50%(b)                7,245,000
    17,255,000    A-1+    Pierce County EDA Special Revenue (Weyerhaesuser
                            Real Estate) 3.45%(b)                                              17,255,000
    64,729,000    A-1     Port Everett IDR Solid Waste Recycling Revenue
                            (Snohomish River Pulp Co. Project) 3.60%(a)(b)                     64,729,000
       150,000    A-1+    Port Kalama Public Corp (Conagra Inc. Project) 3.30%(a)(b)              150,000
     6,500,000    A-1     Port Pasco Economic devlopment (Douglas Fruit Co. Inc.
                            Project) 3.50%(a)(b)                                                6,500,000
     9,500,000    A-1     Port Vancouver Special Revenue (United Grain Corp. Project)
                            3.85%(a)(b)                                                         9,500,000
     8,400,000    VMIG 1* Student Loan Finance Association Washington Guaranteed
                            Series A 3.50%(a)(b) 8,400,000 Washington
                          Metropolitan Airport TECP:
    10,000,000    A-1+      3.65% due 5/20/97                                                  10,000,000
    10,000,000    A-1+      3.60% due 6/26/97                                                  10,000,000
     1,000,000    AAA     Washington State Various Purpose (Pre-Refunded --
                            Escrowed with U.S. Government Securities to 10/1/97
                            Call @ 100) 8.80% due 10/1/01                                       1,023,329
     6,360,000    NR+     Washington State GO 6.75% due 9/1/97                                  6,451,420
                          Washington State Housing Finance Commission
                            Multi-Family Mortgage Revenue:
     7,450,000    A-1+        Arbors on the Park Project 3.65%(a)(b)                            7,450,000
    10,555,000    A-1+        Pacific First Federal Series B 3.55%(b)                          10,555,000
     4,998,000    VMIG 1* Washington State Public Power Supply PART
                            3.80% due 1/14/98(c)                                                4,998,000
     3,100,000    NR++    Yakima County Washington Public Corp IDR
                            (John I. Haas Project) 3.70%(b)                                     3,100,000
                          Yakima County Public Corporation:
     6,400,000    VMIG 1*   Can Am Millwork Limited 3.70%(a)(b)                                 6,400,000
     2,000,000    NR++      Longview Fibre Co. Project 3.65%(a)(b)                              2,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              221,043,676
---------------------------------------------------------------------------------------------------------
West Virginia -- 0.5%
                          Marion County Commission Solid Waste Disposal
                            Facility Revenue (Granttown Project):
     5,100,000    A-1+        Series B 3.50%(a)(b)                                              5,100,000
     3,500,000    VMIG 1*     Series D 3.50%(a)(b)                                              3,500,000
     1,730,000    NR++    Putnam County Solid Waste Disposal Revenue (FMC Corp.)
                            3.55%(a)(b)                                                         1,730,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
West Virginia -- 0.5% (continued)
                          West Virginia State Hospital Finance Authority Hospital
                            Revenue (Mid-Atlantic/Cap) AMBAC-Insured:
   $ 4,000,000    A-1         Series D 3.50%(b)                                               $ 4,000,000
     3,090,000    A-1         Series E 3.50%(b)                                                 3,090,000
     2,300,000    A-1         Series G 3.50%(b)                                                 2,300,000
     9,100,000    A-1+    West Virginia Public Energy Authority Revenue
                            (Morgantown Assoc. Project) TECP 3.50% due 8/7/97                   9,100,000
---------------------------------------------------------------------------------------------------------
                                                                                               28,820,000
---------------------------------------------------------------------------------------------------------
Wisconsin -- 1.0%
     9,500,000    NR++    Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                            Mills Co. Project) 3.70%(a)(b)                                      9,500,000
     6,605,000    NR+     City of Milwakee PART 3.55%(b)                                        6,605,000
    11,800,000    A-1+    Eagle Tax-Exempt PART Wisconsin Housing EDA 3.71%(a)(b)              11,800,000
    10,000,000    SP-1+   Milwaukee RAN Series A 4.50% due 2/19/98                             10,075,359
     4,190,000    VMIG 1* Wisconsin Housing and Economic Development Authority
                            Home Ownership Revenue TOB 3.65%(a)(b)                              4,190,000
     6,320,000    A-1+    Wisconsin Public Power Inc. System Power Supply System
                            Revenue PART AMBAC-Insured 3.55%(b)                                 6,320,000
     5,160,000    NR+     Wisconsin State GO Series A 6.50% due 5/1/97                          5,173,878
---------------------------------------------------------------------------------------------------------
                                                                                               53,664,237
---------------------------------------------------------------------------------------------------------
Wyoming -- 0.6%
     6,700,000    A-1     Sweetwater County PCR (Idaho Power Co Project) 3.75%(b)               6,700,000
    18,000,000    A-1+    Uinta County PCR (Amoco Standard Oil Co.) Series A
                            3.90% due 12/1/97(c)                                               18,018,380
    10,710,000    VMIG 1* Wyoming Community Development Authority TOB
                            3.60%(a)(b)                                                        10,710,000
---------------------------------------------------------------------------------------------------------
                                                                                               35,428,380
---------------------------------------------------------------------------------------------------------
Miscellaneous -- 4.4%
                          Capital Realty Investments Tax-Exempt Fund Ltd. PART:
    16,345,000    A-1+      Series 3 3.65%(b)                                                  16,345,000
    17,000,000    A-1+      Series 4 3.75%(a)(b)                                               17,000,000
    14,148,548    VMIG 1* Clipper Blue Tax-Exempt PART 4.06%(b)                                14,148,548
                          Clipper Blue Tax-Exempt PART:
    71,986,308    VMIG 1*   95-1 3.66%(a)(b)                                                   71,986,308
    27,313,704    VMIG 1*   95-2 3.86%(b)                                                      27,313,704
    32,932,565    VMIG 1*   95I 3.86%(b)                                                       32,932,565
                          Pooled Puttable Floating Options Tax-Exempt PART:
     9,080,000    A-1       4.10%(b)                                                            9,080,000
     3,040,000    A-1+      4.15%(a)(b)                                                         3,040,000
                          IBM Asset Backed Certificate PART:
    17,355,000    A-1+      Series E 3.65%(b)                                                  17,355,000
     4,200,000    A-1+      Series F 3.65%(b)                                                   4,200,000


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1997
--------------------------------------------------------------------------------


       FACE
      AMOUNT     RATING                  SECURITY                                                VALUE
=========================================================================================================
Miscellaneous -- 4.4% (continued)
    $  800,000    VMIG 1* Puerto Rico Public Building Authority
                            Series 1995 3.10%(b)                                            $     800,000
    27,630,000    NR+     Puerto Rico Industrial Medical PCR (Abbot Labs)
                            3.75% due 3/1/98(c)                                                27,630,000
---------------------------------------------------------------------------------------------------------
                                                                                              241,831,125
---------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $5,488,577,006**)                                       $5,488,577,006
=========================================================================================================


(a) Income from these issues is considered a preference item for the purposes of calculating the alternative tax.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c)  Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's Investors Service or Standard & Poor's. However, the Board of Directors has determined this security to present minimal credit risks.
++ Security has not been rated by either Moody's Investors Service or Standard & Poor's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 30 and 31 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Services ("Standard & Poor's") except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     -- Debt rated "AAA"' have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's-- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest raking within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as medium grade
           obligations,i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      -- Indicates that the bond is not rated by Standard & Poor's or
           Moody's.

--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-2     -- Standard & Poor's second highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1   -- Moody's highest rate for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
           VRDO.
P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

AMBAC     -- American Municipal Bond Assurance Corporation
BAN       -- Bond Anticipation Notes
CGIC      -- Capital Guaranty Insurance Company
EDC       -- Economic Development Corporation
EFA       -- Educational Facilities Authority
ETM       -- Escrowed to Maturity
FGIC      -- Financial Guaranty Insurance Company
FRTC      -- Floating Rate Trust Certificates
FSA       -- Financial Security Assurance
GO        -- General Obligation
HDA       -- Housing Development Authority
HEFA      -- Health and Educational Facilities Authority
HFA       -- Housing Finance Authority
IDA       -- Industrial Development Authority
IDB       -- Industrial Development Board
IDC       -- Industrial Development Corporation
IDR       -- Industrial Development Revenue
MBIA      -- Municipal Bond Investors Assurance Corporation
PART      -- Partnership Structure
PCFA      -- Pollution Control Finance Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Facilities Authority
RAN       -- Revenue Anticipation Notes
RAW       -- Revenue Anticipation Warrants
STEM      -- Short-Term Extendable Maturity
SWAP      -- Swap Structure
TAN       -- Tax Anticipation Notes
TECP      -- Tax Exempt Commercial Paper
TOB       -- Tender Option Bond
TRAN      -- Tax & Revenue Anticipation Notes
VHA       -- Veterans Housing Authority

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                               March 31, 1997
--------------------------------------------------------------------------------

ASSETS:
  Investments, at amortized cost                                $ 5,488,577,006
  Cash                                                                  161,111
  Interest receivable                                                44,559,118
  Receivable for securities sold                                     43,786,263
--------------------------------------------------------------------------------

  Total Assets                                                    5,577,083,498
--------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                                                   6,443,367
  Management fees payable                                             2,308,689
  Distribution fees payable                                             192,176
  Accrued expenses                                                    1,222,279
--------------------------------------------------------------------------------

  Total Liabilities                                                  10,166,511
--------------------------------------------------------------------------------

Total Net Assets                                                $ 5,566,916,987
================================================================================

NET ASSETS:
  Capital stock (10,000,000,000 shares
    authorized; par value $0.01 per share)                      $    55,679,189
  Capital paid in excess of par value                             5,512,598,653
  Accumulated net realized loss on security transactions             (1,360,855)
--------------------------------------------------------------------------------

Total Net Assets                                                $ 5,566,916,987
================================================================================

Shares Outstanding:
  Class A                                                         5,563,148,329
--------------------------------------------------------------------------------

  Class C                                                                15,121

  Class Y                                                             4,755,401

Net Asset Value Per Share                                                 $1.00
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Statement of Operations                        For the Year Ended March 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $ 192,373,989
--------------------------------------------------------------------------------

EXPENSES:
  Management fees (Note 3)                                           26,073,153
  Distribution fees (Note 3)                                          5,356,489
  Registration fees                                                   1,966,581
  Shareholder and system servicing fees                               1,729,029
  Shareholder communications                                            469,025
  Custody                                                               351,047
  Audit and legal                                                        55,115
  Directors' fees                                                        29,200
  Other                                                                  70,095
--------------------------------------------------------------------------------
  Total Expenses                                                     36,099,734
--------------------------------------------------------------------------------
Net Investment Income                                               156,274,255
--------------------------------------------------------------------------------
Net Realized Loss From Security Transactions                            (68,434)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 156,205,821
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets                For the Years Ended March 31,
--------------------------------------------------------------------------------

                                                  1997                1996
================================================================================
OPERATIONS:
  Net investment income                   $    156,274,255   $    166,193,675
  Net realized gain (loss)                         (68,434)           182,322
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations       156,205,821        166,375,997
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)        (156,274,255)      (166,193,675)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares          23,013,880,836     23,799,688,864
  Net asset value of shares issued for
    reinvestment of dividends                  155,223,817        161,496,398
  Cost of shares reacquired                (23,015,472,861)   (23,200,080,333)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                    153,631,792        761,104,929
--------------------------------------------------------------------------------
Increase in Net Assets                         153,563,358        761,287,251
NET ASSETS:
  Beginning of year                          5,413,353,629      4,652,066,378
--------------------------------------------------------------------------------
  End of year                             $  5,566,916,987   $  5,413,353,629
================================================================================

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates market value; (c) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Fund pays SBMFM a management fee calculated at the annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion and 0.45% on average daily net assets in excess of $5.0 billion.
These fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. Pursuant to a Distribution Plan, the Fund pays SB a service fee calculated with respect to Class A and C shares at the annual rate of 0.10% of the Fund's average daily net assets.

     All officers and two Directors of the Fund are employees of SB.

     4. CAPITAL LOSS CARRYFORWARD

     At March 31, 1997, the Fund had, for Federal income tax purposes, approximately $1,361,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on March 31, of the year indicated.

                               2000        2001        2002      2003     2004
================================================================================
Carryforward Amounts          $97,000   $1,086,000   $37,000   $72,000   $69,000
================================================================================

     5. CAPITAL SHARES

     The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.

     At March 31, 1997, total paid-in capital amounted to the following for each class:

                                         Class A        Class C        Class Y
================================================================================
Total Paid-in Capital                $5,563,506,138     $15,121      $4,756,583
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:

                                               Year Ended          Year Ended
                                             March 31, 1997       March 31,1996*
================================================================================

Class A
 Shares sold                                 22,921,128,655      23,778,520,460
 Shares issued on reinvestment                  154,549,067         161,445,786
 Shares redeemed                            (22,908,963,488)    (23,195,899,521)
-------------------------------------------------------------------------------

 Net Increase                                   166,714,234         744,066,725
================================================================================

Class C
 Shares sold                                        199,991           3,399,290
 Shares issued on reinvestment                        3,890              10,620
 Shares redeemed                                   (232,619)         (4,180,812)
-------------------------------------------------------------------------------

 Net Decrease                                       (28,738)           (770,902)
================================================================================

Class Y
 Shares sold                                     92,552,190          17,769,114
 Shares issued on reinvestment                      670,860              39,992
 Shares redeemed                               (106,276,754)               --
-------------------------------------------------------------------------------

 Net Increase (Decrease)                        (13,053,704)         17,809,106
================================================================================

* For Class Y shares, transactions are for the period from February 12, 1996 (inception date) to March 31, 1996.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


Class A Shares                            1997             1996             1995             1994          1993
===============================================================================================================

Net Asset Value, Beginning of Year      $  1.00          $  1.00          $  1.00          $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------

  Net investment income(1)                0.029            0.033            0.027            0.019        0.022
  Dividends from net investment income   (0.029)          (0.033)          (0.027)          (0.019)      (0.022)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year            $  1.00          $  1.00          $  1.00          $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------

Total Return                               2.94%            3.34%            2.71%            1.89%        2.25%
---------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (in millions)   $ 5,562          $ 5,395          $ 4,651          $ 1,286      $ 1,251
---------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
  Expenses(1)                              0.67%            0.63%            0.61%            0.64%        0.62%
  Net investment income                    2.90             3.28             3.01             1.87         2.22
===============================================================================================================

Class C Shares                             1997             1996            1995(2)           1994
===============================================================================================================

Net Asset Value, Beginning of Year      $  1.00          $  1.00          $  1.00          $  1.00
---------------------------------------------------------------------------------------------------------------

  Net investment income(1)                0.029            0.033            0.027            0.019
  Dividends from net investment income   (0.029)          (0.033)          (0.027)          (0.019)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year            $  1.00          $  1.00          $  1.00          $  1.00
---------------------------------------------------------------------------------------------------------------

Total Return                               2.94%            3.34%            2.71%            1.89%++
---------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (in millions)   $  0.02          $  0.04          $   1.0          $   5.0
---------------------------------------------------------------------------------------------------------------

Ratios of Average Net Assets:
  Expenses(1)                              0.67%            0.60%            0.61%            0.64%+
  Net investment income                    2.89             3.43             3.01             1.87+
===============================================================================================================

(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                Per Share Decreases       Expense Ratios
                             to Net Investment Income   Without Fee Waivers
                             ------------------------   -------------------
                                  1996      1995          1996      1995
                                 -------   -------       -------   ------
     Class A                     $0.0001   $0.0002       0.64%      0.63%
     Class C                      0.0001    0.0002       0.62       0.63

(2) On November 7, 1994, the former Class B shares were renamed Class C shares.
(3) For the period from May 25, 1993 (inception date) to March 31, 1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                               1997         1996(1)
================================================================================
Net Asset Value, Beginning of Year      $    1.00    $    1.00
--------------------------------------------------------------------------------
  Net investment income                     0.030        0.004
  Dividends from net investment income     (0.030)      (0.004)
--------------------------------------------------------------------------------
Net Asset Value, End of Year            $    1.00    $    1.00
--------------------------------------------------------------------------------
Total Return                                 3.04%        0.39%++
--------------------------------------------------------------------------------
Net Assets, End of Year (in millions)   $     5.0    $    18.0
--------------------------------------------------------------------------------
Ratios of Average Net Assets:
  Expenses                                   0.57%        0.55%+
  Net investment income                      3.00         2.81+
================================================================================

(1) For the period from February 12, 1996 (inception date) to March 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

New York, New York
May 14, 1997

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------
     For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 1997:

     o 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

Smith Barney
Municipal Money
Market Fund, Inc.


Directors
Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

C. Richard Youngdahl
Emeritus


Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
  A Member of Travelers Group [LOGO]

Investment Manager
Smith Barney Mutual
Funds Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank, N.A.

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02104-9134

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Municipal Money
Market Fund, Inc.
388 Greenwich Street
New York,  New York 10013

FD2396 5/97